Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2019
Commitments and Contingencies (Textual)
Additional operating liabilities, description				The Company recognized additional operating liabilities of approximately $99, with corresponding right of use assets of $99 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.	The Company currently expects to recognize additional operating liabilities of approximately $121, with corresponding right of use assets of $112 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.
Rent expense		$ 49	$ 70
Operating lease obligation		17		$ 17
Security deposit		$ 25		$ 25
Lease expiration period, description					These leases expire at various dates through 2020.
Operating lease future minimum lease payments, 2020					$ 127
Royalties, Description					One of these agreements requires minimum annual payments of $50 until the last of the patents expire.
Settlement charges	$ 20